Schedule of Investments

ARK Space Exploration & Innovation ETF

April 30, 2025 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–98.2%

Aerospace & Defense - 43.7%
AeroVironment, Inc.*	101,824	$15,428,373
Airbus SE (France)	18,008	3,001,707
Archer Aviation, Inc., Class A*	2,111,598	17,589,611
Elbit Systems Ltd. (Israel)	11,568	4,598,164
HEICO Corp.	14,781	3,706,484
Intuitive Machines, Inc.*	320,799	2,630,552
Kratos Defense & Security Solutions, Inc.*	733,108	24,768,054
L3Harris Technologies, Inc.	56,718	12,479,094
Lockheed Martin Corp.	5,601	2,675,878
Rocket Lab USA, Inc.*	924,291	20,140,301
Thales SA (France)	30,692	8,515,028
Total Aerospace & Defense		115,533,246

Air Freight & Logistics - 1.4%
JD Logistics, Inc. (China)*(a)	2,347,125	3,704,267

Broadline Retail - 3.8%
Amazon.com, Inc.*	54,449	10,041,485

Diversified Telecommunication - 8.6%
Iridium Communications, Inc.	938,976	22,657,491

Electronic Equipment, Instruments & Components - 7.4%
Teledyne Technologies, Inc.*	9,574	4,461,771
Trimble, Inc.*	244,205	15,174,899
Total Electronic Equipment, Instruments & Components		19,636,670

Household Durables - 1.8%
Garmin Ltd.	26,165	4,889,453

Industrial Conglomerates - 1.3%
Honeywell International, Inc.	15,808	3,327,584

Interactive Media & Services - 1.9%
Alphabet, Inc., Class C	30,693	4,938,197

Machinery - 7.0%
3D Systems Corp.*	585,037	1,076,468
Deere & Co.	16,524	7,659,865
Komatsu Ltd. (Japan)	341,988	9,809,014
Total Machinery		18,545,347

Passenger Airlines - 4.9%
Blade Air Mobility, Inc.*	2,355,903	6,243,143
Joby Aviation, Inc.*	1,046,417	6,592,427
Total Passenger Airlines		12,835,570

Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc.*	44,159	4,298,878
Teradyne, Inc.	169,385	12,570,061
Total Semiconductors & Semiconductor Equipment		16,868,939

Software - 10.0%
ANSYS, Inc.*	1,257	404,603
Dassault Systemes SE (France)	150,003	5,580,527
Palantir Technologies, Inc., Class A*	132,541	15,698,156
Synopsys, Inc.*	5,580	2,561,276
UiPath, Inc., Class A*	195,663	2,336,216
Total Software		26,580,778
Total Common Stocks
(Cost $254,944,960)		259,559,027

Investments	Shares	Value
EXCHANGE - TRADED FUND–1.4%

Equity Fund - 1.4%
The 3D Printing ETF†
(Cost $7,731,879)	198,754	$3,817,965
MONEY MARKET FUND–0.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.20% (b)
(Cost $248,405)	248,405	248,405

Total Investments–99.7%
(Cost $262,925,244)		263,625,397
Other Assets in Excess of Liabilities–0.3%		708,547
Net Assets–100.0%		$264,333,944

†	Affiliated security

*	Non-income producing security
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Rate shown represents annualized 7-day yield as of April 30, 2025.

Schedule of Investments (Continued)

ARK Space Exploration & Innovation ETF

April 30, 2025 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2024(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2025	Value ($) at 4/30/2025(a)
Exchange - Traded Fund — 1.4%
Equity Fund — 1.4%
The 3D Printing ETF
6,297,105	–	(2,100,205)	(2,126,769)	1,747,834	–	22,652	–	198,754	3,817,965
$6,297,105	$–	$(2,100,205)	$(2,126,769)	$1,747,834	$–	$22,652	$–	198,754	$3,817,965

(a)	The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of April 30, 2025.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2025, based upon the three levels defined above:

ARK Space Exploration & Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$259,559,027	$–	$–	$259,559,027
Exchange - Traded Fund	3,817,965	–	–	3,817,965
Money Market Fund	248,405	–	–	248,405
Total	$263,625,397	$–	$–	$263,625,397

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.